5. Convertible Notes Payable (June 30, 2017 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Interest expense debt	$ 33,802	$ 13,882
Amortization of debt discount	154,802
Amortization of deferred financing costs		27,641
Total interest expense	188,604	41,523
Loss on extinguishment of debt	(376,909)	$ (616,889)	$ (558,198)		$ 0
Convertible Notes 10% November 2014 Amend 2 [Member]
Loss on extinguishment of debt	(536,889)
Extension fee expense	80,000
Convertible Notes 10% November 2014 Amend 2 [Member] | Beneficial Conversion Feature [Member]
Loss on extinguishment of debt	(325,206)
Convertible Notes 10% November 2014 Amend 2 [Member] | Fair Value of Warrants [Member]
Loss on extinguishment of debt	(287,676)
Convertible Notes 10% November 2014 Amend 2 [Member] | Debt Discount [Member]
Loss on extinguishment of debt	75,993
November 2014 10% Convertible Notes Third Amendment [Member]
Loss on extinguishment of debt	58,691
November 2014 10% Convertible Notes Third Amendment [Member] | Beneficial Conversion Feature [Member]
Beneficial conversion feature	$ 233,748
Convertible Notes 10% November 2014 June [Member]
Debt maturity date	Jul. 01, 2019
Conversion price per share		$ 3.00
Loss on extinguishment of debt	$ (178,655)
December 2016 10% Convertible Notes [Member]
Face amount	680,400		$ 680,400
Original Issue Discount	$ 598,376
Amortization of deferred financing costs				$ 30,000
Debt maturity date	Jul. 01, 2019		Jul. 01, 2018
Conversion price per share	$ 3.00		$ 4.00
Loss on extinguishment of debt	$ (198,254)
December 2016 10% Convertible Notes [Member] | Deferred Financing Costs [Member]
Original Issue Discount	102,940
December 2016 10% Convertible Notes [Member] | Warrant [Member]
Original Issue Discount	232,718
December 2016 10% Convertible Notes [Member] | Beneficial Conversion Feature [Member]
Original Issue Discount	262,718
November 2014 Convertible Notes [Member]
Face amount	$ 692,811